Segment Financial Information - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment customer	Dec. 31, 2023 MXN ($) segment	Dec. 31, 2024 MXN ($)
Disclosure of operating segments [line items]
Number of business segments | segment	7	7
Number of major customers | customer	19
Long-lived assets outside of Mexico	$ 87,288,914	$ 1,764,934,590	$ 1,769,197,863
Foreign countries
Disclosure of operating segments [line items]
Long-lived assets outside of Mexico | $		$ 24,807,695	$ 32,880,347